Related parties - Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related parties
Short-term employee benefits	€ 3,256	€ 3,662	€ 3,633
Share-based payments	4,458	6,732	5,235
Termination benefits	1,034	0	0
Key management personnel compensation	€ 8,748	€ 10,394	€ 8,868